ACQUISITION OF TSB	6 Months Ended
Jun. 30, 2026
Business Combinations [Abstract]
ACQUISITION OF TSB	29. ACQUISITION OF TSB
On 30 April 2026, Santander UK plc acquired 100% of the issued ordinary share capital of TSB Banking Group plc from Banco de Sabadell SA (Sabadell). TSB
Banking Group plc and its subsidiaries (TSB) undertake banking and other financial services related activities in the UK. The consideration paid by Santander UK plc to Sabadell at completion for the entire issued ordinary share capital of TSB Banking Group plc was £2.65bn, plus Sabadell's estimate of the difference in
TSB's tangible net asset value between 1 April 2025 and 30 April 2026 (TNAV Variation) of approximately £213m. The consideration paid at completion will be adjusted upwards or downwards once the final TNAV Variation has been determined after completion. Any adjustment will be paid as soon as possible after the final determination has been made. The transaction has been financed from Santander UK plc's existing cash resources and from funding provided by its ultimate parent, Banco Santander SA.
In addition, consideration of £255m was paid by Santander UK plc to acquire the AT1 securities and a further £962m was paid to acquire the following securities:
£300m of Fixed-to-floating rate callable subordinated Tier 2 capital notes and £650m of Senior unsecured debt securities.
The acquisition makes Santander UK the third-largest bank by personal current accounts and fourth-largest mortgage lender. It strengthened Santander UK’s market position and critical mass. By integrating technology across Santander UK and TSB, we expect to unlock substantial operational efficiencies and support long-term profitability through a simplified, scalable digital banking model.
It is intended to integrate the business of TSB Bank plc into Santander UK plc through a banking business transfer scheme under Part VII of the Financial
Services and Markets Act 2000 in the first half of 2027. This integration is conditional on court sanction and regulatory non-objection.
Santander UK accounted for the acquisition of TSB as a business combination using the acquisition method under IFRS 3. At the date of acquisition, Santander
UK recognised the provisional fair value of all the identifiable assets and liabilities of TSB, including those not currently on TSB's balance sheet. For assets and liabilities held at amortised cost, suitable valuation techniques were used to estimate their fair values. Due to the timing of the acquisition, within 12 months of completion of the acquisition small changes in these fair values are possible.
The table below sets out the fair values of the identifiable assets and liabilities acquired.

	Book value at 30 April 2026	FV Adjustments	Fair Value at 30 April 2026
	£m	£m	£m
Assets
Cash and balances at central banks	4,553	–	4,553
Derivative financial instruments	1,593	–	1,593
Loans and advances to banks	193	–	193
Loans and advances to customers	36,140	(157)	35,983
Other financial assets at amortised cost	1,867	(46)	1,821
Macro hedge of interest rate risk	(116)	116	–
Financial assets at fair value through other comprehensive income	447	–	447
Intangible assets	123	246	369
Property, plant and equipment	198	(53)	145
Deferred tax assets	18	(18)	–
Other assets	121	–	121
Total assets	45,137	88	45,225
Liabilities
Deposits by banks	595	–	595
Deposits by customers	35,041	(68)	34,973
Derivative financial instruments	530	–	530
Debt securities in issue	4,831	10	4,841
Macro hedge of interest rate risk	(82)	82	–
Other liabilities	1,544	(38)	1,506
Provisions	19	(5)	14
Deferred tax liabilities	–	17	17
Subordinated liabilities	298	1	299
Total liabilities	42,776	(1)	42,775
Fair value of net assets acquired	2,361	89	2,450

Goodwill arising on acquisition	–	–	669
Non-equity securities purchased	–	–	962

Total consideration Paid/Transferred	2,361	89	4,081
Goodwill of £669m was recognised on acquisition, primarily reflecting expected revenue and cost synergies arising from the combination of Santander UK and
TSB, benefits from future technology integration and operating model simplification, the value of the assembled workforce, and other strategic benefits that do not qualify for separate recognition as identifiable intangible assets under IFRS 3. The goodwill arising from the acquisition has been allocated to a TSB cash-
generating unit. None of the goodwill recognised is expected to be deductible for corporation tax purposes.
Fair value adjustments will be amortised or depreciated over the remaining life of the underlying items, where appropriate.
Intangible assets
Intangible assets in respect of brands, customer relationships (known as core deposit intangibles) and purchased credit card relationships were identified, as follows:
–The TSB brand name was fair valued at £29m. This asset has been valued using a relief-from-royalty method, which is based on the concept that if a company owns a brand, it does not have to license one and pay royalties for its use. This approach is an income approach, where the royalty relief is recognised within forecast cash flows, based on the hypothetical measurement of the license (royalty) payments, which would be saved as a consequence of owning the particular asset. The relief-from-royalty method uses key assumptions including royalty rate and revenue growth.
–Core deposit intangibles (CDI) of £294m reflects the value derived from access to a stable source of low cost on-demand deposit funding compared to the marginal cost of alternative funding. This fair value CDI was estimated using the income approach, specifically the ‘cost of savings method’ which compares the cost of the existing on-demand deposits (including the cost of servicing them) to the marginal cost of alternative funds from a mix of diversified funding sources available to market participants. Management determined that a reasonable range of values existed for the Core Deposit Intangible (CDI) and benchmarked the outcome against recent UK banking transactions. A value towards the lower end of the reasonable range was selected, reflecting management's assessment of long-term uncertainty in deposit pricing and the appropriate allocation of value between the CDI and goodwill. The intangible asset represents the present value of the cost savings expected to be realised over the remaining useful life of the deposits; it will be amortised over 5 years.
–Purchased credit card relationships of £16m are an intangible asset that reflects the value to be gained from continued use of existing credit cards. It was fair valued using an income-based methodology, with care taken to ensure no double counting of value between the fair value of credit card receivables and the intangible asset. The intangible asset will be amortised over 3 years.
No intangibles related to technology and software have been recognised. A market participant such as a large, established bank would be expected to migrate the acquired operations onto its existing, scalable technology platforms rather than continue to operate the acquired systems. On acquisition, £92m of the £123m software was written down to reflect its fair value. The valuation considered the remaining useful economic life of the software, technological obsolescence, duplication with existing systems and the perspective of a market participant, resulting in a reduction in value where the software was not expected to support its carrying value.
No other intangible assets were identified, including any relating to key employees, patents or intellectual property rights.
Approach to valuing the assets acquired and liabilities assumed
The valuation approach to specific categories of assets and liabilities is described below:
Loans and advances to customers
The fair value of Loans and Advances to customers was determined using a discounted cash flow methodology incorporating assumptions relating to contractual cash flows, prepayments, operating costs, expected credit losses, and the funding and capital structure that would be adopted by a market participant. Key financial assumptions, including the cost of debt and equity, funding mix and regulatory capital requirements, were benchmarked against Santander's experience and observable market data, where appropriate. The resulting fair value adjustments recognised on acquisition will be amortised over the remaining expected life of the assets. Given that the weighted average lives of overdrafts are typically short and relate to relatively new business, net book value was used as an approximation of their fair value. The fair value of loans and advances to customers was £35,983m. The gross contractual amount of the loans and advances receivable from customers was £36,184m. The determination of their fair values is an area of considerable estimation and uncertainty as there is no observable market and values are significantly affected by customer behaviour. Accordingly, at the acquisition date, the portfolio was recognised at fair value, with a £201m adjustment between the contractual cash flows and the acquisition-date fair value. This adjustment reflects the combined impact of expected credit losses and other market participant pricing assumptions included in the fair value measurement.
Deposits by customers
The majority of deposit liabilities are payable on demand with the fair value equal to the carrying value. Certain of the deposit liabilities are at a fixed rate until maturity. The deficit/surplus of fair value over carrying value of these liabilities has been estimated by reference to the market rates available at the balance sheet date for similar deposit liabilities of similar maturities. The fair value of such deposit liabilities has been estimated using a discounted cash flow methodology.
Debt Securities in Issue
The fair value of debt securities in issue and subordinated liabilities has been calculated using quoted market prices or, where relevant, the purchase price agreed with Sabadell.
Sensitivity of fair value measurement of acquired assets and liabilities
The fair value measurement of the acquired lending portfolios and CDI recognised as part of the acquisition of TSB is sensitive to the funding assumptions applied in determining the present value of future cash flows.
Funding assumptions represent a significant judgement within the purchase price allocation. In particular, the valuation is sensitive to assumptions regarding the funding mix and funding spread that would be available to a market participant acquiring the portfolios.
Had management applied different funding assumptions, a higher or lower fair value adjustment may have resulted and could have had a material impact on the value of assets recognised as part of the acquisition accounting.
Funding sensitivity
The fair value adjustment to mortgages is £229m and CDI value is £294m and these represent the most significant elements of the fair value calculation, with changes primarily driven by the funding mix and the funding spread assumptions applied.
The funding structure assumes an 80% retail deposit and 20% wholesale debt funding mix, consistent with Santander's funding strategy and that of other large
UK banks.
Retail deposits represent the primary source of funding and therefore have a significant influence on the overall funding cost. The blended funding spread used is
1.10% favourable to base rate with a reasonable range between 0.90% to 1.30%. A +/- 25 basis point sensitivity has been applied to the retail funding rate to reflect a reasonable range of outcomes around the base assumption.
The discount rate used to fair value the balance sheet as at the acquisition date is based on the annual yield that market participants would require at that date for assets with similar characteristics and risks.
The table below shows the impact on the valuation of applying a reasonably possible change of +/-50bps to the discount rate to reflect a reasonable range of market participant return expectations and the inherent uncertainty in estimating the appropriate discount rate.

Funding spread assumption	Impact on mortgage fair value	Impact on CDI	Net impact on purchase price allocation
	£m	£m	£m
+/-25bps	(51)	68	17
Discount Rate assumption	Impact on mortgage fair value	Impact on CDI	Net impact on purchase price allocation
+/-50bps	(12)	(3)	(15)
Initial accounting
The fair value measurement of identifiable assets acquired and liabilities assumed may be adjusted following management's finalisation of its acquisition date fair value estimates if new information about facts and circumstances existing on the date of the acquisition is obtained. In accordance with IFRS 3 ‘Business combinations’, any such adjustment can be made for up to a maximum of one year from the acquisition date.
Acquisition costs of £85m were not included in the consideration transferred and were recognised under restructuring and specific provisions. Post acquisition costs of £44m in H1-26, and £25m of pre-acquisition costs in Q1-26 were also recognised under restructuring and specific provisions.
Post acquisition
Since the acquisition date, total net operating income of £200m, a loss before tax of £25m and a loss after tax of £21m from TSB have been included in the income statement for the six months ended 30 June 2026.
Had TSB been acquired on 1 January 2026, management has estimated that the Santander UK group's net operating income and profit after tax for the six months ended 30 June 2026 would have been £2,903m and £456m, respectively. In determining these amounts, management has assumed that the fair value adjustments that arose on acquisition as part of the purchase price allocation would have been the same if the acquisition had occurred on 1 January 2026. The pro forma net operating income and profit after tax figures do not purport to represent what the Santander UK group’s actual results would have been had the acquisition occurred on 1 January 2026, nor are they indicative of future results.
Net cash flow from acquisition
As set out in Note 1, certain balances included in cash and balances at central banks and loans and advances to banks are excluded from the Santander UK group’s definition of cash and cash equivalents in the cash flow statement. This is either where the balances are not liquid in nature, or where they relate to cash collateral and other deposit balances held in respect of derivative activities. A reconciliation between the balance sheet values acquired and the net cash flow from the acquisition of TSB presented in the Santander UK group’s cash flow statement is:

At 30 April 2026
£m
Cash, cash balances at central banks and other demand deposits on acquisition	4,553
Adjustments for items not classified as cash and cash equivalents[1]	(750)
Cash and cash equivalents acquired	3,803
Cash paid for ordinary shares	(2,863)
Cash paid for AT1 securities	(255)
Cash paid for debt securities	(962)
Net cash flow from acquisition of TSB	(277)
1 Reserves Collateralisation Accounts (RCAs).